Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates Stock-based Compensation (Details) - shares	3 Months Ended	12 Months Ended
	Aug. 29, 2015	Feb. 29, 2016	Mar. 01, 2014	Jun. 23, 2015	Mar. 02, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of common shares authorized under the Equity Plan				21,375,000	13,375,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	8,000,000
Shares Issued as Options, Number Counted		0.625
Options Forfeited, Number of Shares Counted		0.625
RSUs, forfeited, settled in cash or sold to cover withholding tax requirements, counted as		1
RSU Granted as Inducement Grants That Are Exempt From the Equity Pool			10,521,418
Independent director's annual retainer, minimum percentage		60.00%
Independent directors annual retainer remaining percentage		40.00%
Number of trading days		5 days